Investment (Details) ¥ in Millions			6 Months Ended
	Jan. 05, 2023 USD ($)	Jan. 05, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 01, 2022 CNY (¥)	Mar. 03, 2011 CNY (¥)
Investment (Details) [Line Items]
Consideration amount	$ 360,839	¥ 2.5
Carrying value investment amount | $			$ 500,000
Ownership interest, percentage					25.00%
Investment loss | $			$ 1,632
Business Combination [Member]
Investment (Details) [Line Items]
Equity interest	5.00%	5.00%				12.00%
Yangzhou Juyuan Guarantee Co., Ltd. [Member]
Investment (Details) [Line Items]
Investment amount (in Yuan Renminbi) | ¥						¥ 6.0
Jiangsu Huadong Medical Device Industrial Co. Ltd. [Member]
Investment (Details) [Line Items]
Investment amount (in Yuan Renminbi) | ¥					¥ 40.0